Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	CAMBRIA ETF TRUST
Entity Central Index Key	0001529390
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2024
Document Effective Date	Sep. 01, 2024
Prospectus Date	Sep. 01, 2024
Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Prospectus:
Trading Symbol	SYLD
Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF
Prospectus:
Trading Symbol	FYLD
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Prospectus:
Trading Symbol	EYLD
Cambria Global Tail Risk ETF | Cambria Global Tail Risk ETF
Prospectus:
Trading Symbol	FAIL
Cambria Global Value ETF | Cambria Global Value ETF
Prospectus:
Trading Symbol	GVAL
Cambria Global Momentum ETF | Cambria Global Momentum ETF
Prospectus:
Trading Symbol	GMOM
Cambria Value and Momentum ETF | Cambria Value and Momentum ETF
Prospectus:
Trading Symbol	VAMO
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation ETF
Prospectus:
Trading Symbol	GAA
Cambria Tail Risk ETF | Cambria Tail Risk ETF
Prospectus:
Trading Symbol	TAIL
Cambria Trinity ETF | Cambria Trinity ETF
Prospectus:
Trading Symbol	TRTY
Cambria Cannabis ETF | Cambria Cannabis ETF
Prospectus:
Trading Symbol	TOKE
Cambria Global Real Estate ETF | Cambria Global Real Estate ETF
Prospectus:
Trading Symbol	BLDG
Cambria Micro and SmallCap Shareholder Yield ETF | Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus:
Trading Symbol	MYLD
Cambria Tactical Yield ETF | Cambria Tactical Yield ETF
Prospectus:
Trading Symbol	TYLD
Cambria LargeCap Shareholder Yield ETF | Cambria LargeCap Shareholder Yield ETF
Prospectus:
Trading Symbol	LYLD